GOING CONCERN	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

GOING CONCERN

The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. At June 30, 2012, the Company had a retained deficit of $2,987,585 and current liabilities in excess of current assets by $509,125.  During the nine months ended June 30, 2012, the Company incurred a net loss of $375,196 and negative cash flows from operations of $308,537. These factors create an uncertainty about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s continuation as a going concern is dependent upon its ability to increase revenues, decrease or contain costs, and achieve profitable operations.  In this regard, Company management is focused on the development and expansion of the Company’s technology, including water filtration and purification, bioinformation and life sciences, the deployment of its technology platform in the agricultural and medical fields, the licensing of patents, remote desktop and cloud computing, and VoIP telephony, as well as exploring strategic acquisitions in the technology field. Should the Company’s financial resources prove inadequate to meet the Company’s needs before additional revenue sources can be realized, the Company may raise additional funds through loans or through sales of common or preferred stock. There is no assurance that the Company will be successful in achieving profitable operations or in raising any additional capital.

GOING CONCERN

The Company's financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. At September 30, 2011, the Company had a retained deficit of $2,612,390 and current liabilities in excess of current assets by $439,961. During the year ended September 30, 2011, the Company incurred a net loss of $564,294 and negative cash flows from operations of $279,305. These factors create an uncertainty about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company's continuation as a going concern is dependent upon its ability to increase revenues, decrease or contain costs, and achieve profitable operations. In this regard, our ability to continue as a going concern has caused the Board of Directors to continue investigating merger and acquisition opportunities.  We will look to further diversify our holdings and sources of cash flow. Should the Company's financial resources prove inadequate to meet the Company's needs before additional revenue sources can be realized, the Company may raise additional funds through loans or through sales of common or preferred stock. There is no assurance that the Company will be successful in achieving profitable operations or in raising any additional capital.